Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 117,684	$ 120,039	$ 188,042
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	75,482	73,363	72,224
Extinguishment of long-term debt	637	10,238	16,102
Amortization of debt issuance costs	2,503	2,490	4,062
Share-based payments	1,063	1,749	331
Foreign exchange loss/(gain)	800	350	(47)
Change in fair value of derivative instruments	(1,838)	6,686	(78,207)
Drydocking expenditure	(12,645)	(20,714)	0
Other	(223)	(3)	2,961
Changes in operating assets and liabilities, net:
Inventory	267	169	1,193
Other current assets	(3,702)	(10,313)	713
Receivables due from related parties	100	(726)	168
Payables due to related parties	139	56	(20)
Accounts payable	(1,506)	1,714	(222)
Other current liabilities	4,038	(10,064)	12,582
Net cash provided by operating activities	182,799	175,034	219,882
Investing activities
Purchase of other fixed assets	(4)	(2)	(5)
Net cash used in investing activities	(4)	(2)	(5)
Financing activities
Repayment of long-term debt	(102,440)	(110,827)	(85,255)
Proceeds of revolving credit facilities	1,268,675	1,756,667	663,421
Repayment of revolving credit facilities	(1,518,675)	(1,606,667)	(414,079)
Prepayment of long-term debt	(80,769)	(595,344)	(828,829)
Proceeds from long-term debt	430,000	650,000	745,000
Extinguishment costs paid on long-term debt	0	(1,433)	(11,125)
Proceeds from termination of derivative instruments	10,169	0	23,790
Financing costs	(2,801)	(7,712)	(11,014)
Proceeds from issuance of shares	0	0	14,490
Proceeds from issuance of treasury shares	1,909	0	934
Cash dividends paid	(161,674)	(181,225)	(186,094)
Net cash (used in)/provided by financing activities	(155,606)	(96,541)	(88,761)
Effect of exchange rate changes on cash	(530)	(348)	115
Net increase in cash, cash equivalents and restricted cash	26,659	78,143	131,231
Cash, cash equivalents and restricted cash at the beginning of the period	410,544	332,401	201,170
Cash, cash equivalents and restricted cash at the end of the period	437,203	410,544	332,401
Supplemental Information
Interest paid	(105,113)	(112,531)	(63,453)
Income tax paid	$ (132)	$ (55)	$ (102)